Expenses for shipping activities	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Expenses for shipping activities	Expenses for shipping activities
Voyage expenses and commissions

For the six month period ended

(in thousands of USD)	June 30, 2025	June 30, 2024

Commissions paid	(10,975)	(9,158)
Bunkers	(79,970)	(59,270)
Other voyage related expenses	(32,797)	(17,475)
Total voyage expenses and commissions	(123,742)	(85,903)

The voyage expenses and commissions increased in the first six months of 2025 compared to the same period in 2024 mainly due to an increase in bunker costs and other voyage related expenses.
The increase in bunker cost and commissions paid in the first semester of 2025 is mainly due to the integration of the Golden Ocean vessels as of March 12, 2025 and thus more vessels operating on the spot. For vessels operated on the spot market, voyage expenses are paid by the shipowner while voyage expenses for vessels under a time charter contract, are paid by the charterer. Voyage expenses for vessels operated in a Pool, are paid by the Pool.
The majority of other voyage expenses are port costs and agency fees which are owner's expenses on voyage charters. Port costs vary depending on the number of spot voyages performed and the number and type of ports. This also increases significantly due to the acquisition of the Golden Ocean fleet as per
March 12, 2025.
Vessel operating expenses

For the six month period ended

(in thousands of USD)	June 30, 2025	June 30, 2024

Operating expenses	(159,276)	(92,813)
Insurance	(16,197)	(7,200)
Total vessel operating expenses	(175,473)	(100,013)

The operating expenses relate mainly to the crewing, technical and other costs to operate vessels. Crewing costs are related to crew wages, travel and victualling costs. Technical costs relate mainly to maintenance, spare parts and forwarding costs. Other costs are mainly port cost and costs for certifications and inspections. The increase in operating expenses is  mainly related to the increase of number of vessels in the fleet during the first half of 2025 compared to 2024. This is primarily attributable due to the acquisition of Golden Ocean Group Ltd as per March 12, 2025 and newbuild drybulk vessels delivered during the year.
General and administrative expenses

	For the six month period ended

(in thousands of USD)	June 30, 2025	June 30, 2024

Wages and salaries	(12,029)	(7,332)
Social security costs	(1,918)	(1,603)
Activated costs	—	358
Other employee benefits	(1,637)	(750)
Employee benefits	(15,584)	(9,327)

Administrative expenses	(39,501)	(25,780)
Tonnage Tax	(1,459)	(866)
Claims	—	(477)
Provisions	149	163

Total general and administrative expenses	(56,395)	(36,287)

The general and administrative expenses which include amongst others: shore staff wages, director fees, consulting and audit fees and tonnage tax, increased in the first six months of 2025 compared to the same period in 2024.
The increase compared to 2024 was related to both an increase in administrative expenses and an increase in employee benefits mainly due to the integration of Golden Ocean as per March 12, 2025 (see
Note 24) and CMB.TECH Enterprises for the full semester.